Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Series Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Securitized Fund
Class Name	Fidelity® Series Investment Grade Securitized Fund
Trading Symbol	FHPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 749,961,179
Holdings Count | shares	1,133
Investment Company Portfolio Turnover	751.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$749,961,179
Number of Holdings	1,133
Portfolio Turnover	751%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 94.5 AAA 10.3 AA 0.3 A 0.1 BBB 0.1 Not Rated 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 94.5 AAA - 10.3 AA - 0.3 A - 0.1 BBB - 0.1 Not Rated - 10.9 Short-Term Investments and Net Other Assets (Liabilities) - (16.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 93.8 CMOs and Other Mortgage Related Securities 16.8 Asset-Backed Securities 4.7 U.S. Treasury Obligations 0.7 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 93.8 CMOs and Other Mortgage Related Securities - 16.8 Asset-Backed Securities - 4.7 U.S. Treasury Obligations - 0.7 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (16.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 28.6 Ginnie Mae II Pool 23.0 Uniform Mortgage Backed Securities 20.3 Freddie Mac Gold Pool 19.2 Freddie Mac Multifamily Structured pass-thru certificates 5.1 Ginnie Mae I Pool 2.2 Fannie Mae Guaranteed REMICS 1.6 Freddie Mac Non Gold Pool 0.9 US Treasury Bonds 0.7 GS Mortgage Securities Trust 0.6 102.2
Fidelity Limited Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity® Limited Term Bond Fund
Trading Symbol	FJRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Advisor Limited Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class Z
Trading Symbol	FIKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Advisor Mortgage Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class C
Trading Symbol	FOMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7
Fidelity Advisor Mortgage Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class M
Trading Symbol	FMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7
Fidelity Advisor Mortgage Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class I
Trading Symbol	FMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7
Fidelity Advisor Limited Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class C
Trading Symbol	FNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Advisor Mortgage Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class Z
Trading Symbol	FIKUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7
Fidelity Advisor Limited Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class I
Trading Symbol	EFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Limited Term Securitized Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Securitized Completion Fund
Class Name	Fidelity® Limited Term Securitized Completion Fund
Trading Symbol	FLTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 42,574,239
Holdings Count | shares	224
Investment Company Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$42,574,239
Number of Holdings	224
Portfolio Turnover	335%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.0 AAA 72.4 AA 0.7 A 1.7 Not Rated 14.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.0 AAA - 72.4 AA - 0.7 A - 1.7 Not Rated - 14.6 Short-Term Investments and Net Other Assets (Liabilities) - (9.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 55.6 CMOs and Other Mortgage Related Securities 33.5 U.S. Government Agency - Mortgage Securities 19.9 Options 0.3 U.S. Treasury Obligations 0.1 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 55.6 CMOs and Other Mortgage Related Securities - 33.5 U.S. Government Agency - Mortgage Securities - 19.9 Options - 0.3 U.S. Treasury Obligations - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (9.4)% United States 98.0 Canada 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.0 Canada - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Uniform Mortgage Backed Securities 8.2 Fannie Mae Mortgage pass-thru certificates 6.2 Ginnie Mae II Pool 4.0 Verizon Master Trust 3.7 Ford Credit Floorplan Master Owner Trust A 3.4 Ford Credit Auto Owner Trust 3.0 Freddie Mac Multifamily Structured pass-thru certificates 2.9 Freddie Mac Gold Pool 2.4 Kubota Credit Owner Trust 2.4 Volkswagen Auto Loan Enhanced Trust 2023-2 2.4 38.6
Fidelity Advisor Mortgage Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class A
Trading Symbol	FMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7
Fidelity Advisor Limited Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class A
Trading Symbol	FDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Advisor Limited Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class M
Trading Symbol	FTBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 2,145,904,921
Holdings Count | shares	905
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$2,145,904,921
Number of Holdings	905
Portfolio Turnover	54%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.5 AAA 9.6 AA 0.8 A 26.1 BBB 35.8 BB 5.4 B 3.9 CCC,CC,C 0.6 Not Rated 3.8 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.5 AAA - 9.6 AA - 0.8 A - 26.1 BBB - 35.8 BB - 5.4 B - 3.9 CCC,CC,C - 0.6 Not Rated - 3.8 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.4 U.S. Treasury Obligations 12.3 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 7.1 Bank Loan Obligations 1.5 Foreign Government and Government Agency Obligations 0.3 Other Investments 0.2 U.S. Government Agency - Mortgage Securities 0.2 Preferred Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.4 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 7.1 Bank Loan Obligations - 1.5 Foreign Government and Government Agency Obligations - 0.3 Other Investments - 0.2 U.S. Government Agency - Mortgage Securities - 0.2 Preferred Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 73.6 United Kingdom 5.9 Germany 3.3 Grand Cayman (UK Overseas Ter) 2.8 Canada 2.4 Japan 2.1 France 1.9 Netherlands 1.7 Ireland 1.4 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 73.6 United Kingdom - 5.9 Germany - 3.3 Grand Cayman (UK Overseas Ter) - 2.8 Canada - 2.4 Japan - 2.1 France - 1.9 Netherlands - 1.7 Ireland - 1.4 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.3 JPMorgan Chase & Co 2.3 Bank of America Corp 1.9 Citigroup Inc 1.8 Barclays PLC 1.4 General Motors Financial Co Inc 1.4 Wells Fargo & Co 1.3 Morgan Stanley 1.2 BAT International Finance PLC 1.2 HSBC Holdings PLC 1.1 25.9
Fidelity Mortgage Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity® Mortgage Securities Fund
Trading Symbol	FMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 610,150,203
Holdings Count | shares	1,461
Investment Company Portfolio Turnover	718.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$610,150,203
Number of Holdings	1,461
Portfolio Turnover	718%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 100.7 AAA 5.9 AA 0.1 A 0.1 BBB 0.0 Not Rated 8.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 100.7 AAA - 5.9 AA - 0.1 A - 0.1 BBB - 0.0 Not Rated - 8.4 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 98.5 CMOs and Other Mortgage Related Securities 12.4 U.S. Treasury Obligations 2.2 Asset-Backed Securities 1.8 Options 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 98.5 CMOs and Other Mortgage Related Securities - 12.4 U.S. Treasury Obligations - 2.2 Asset-Backed Securities - 1.8 Options - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - (15.2)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 34.0 Ginnie Mae II Pool 25.4 Freddie Mac Gold Pool 20.7 Uniform Mortgage Backed Securities 13.5 Ginnie Mae I Pool 4.3 Freddie Mac Multifamily Structured pass-thru certificates 2.6 Fannie Mae Guaranteed REMICS 2.2 US Treasury Notes 1.8 Freddie Mac Non Gold Pool 1.5 Wells Fargo Commercial Mortgage Trust 0.7 106.7